Acquisition (Business Acquisition, Pro Forma Information) (Details) (Internet service business including Anti-virus business [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Internet service business including Anti-virus business [Member]
Business Acquisition [Line Items]
Pro forma revenue	$ 167,953	$ 57,838
Pro forma net income	$ 14,394	$ 8,400
Pro forma earnings per ordinary share-basic (in dollars per share)	$ 0.10	$ 0.05
Pro forma earnings per ordinary share-diluted (in dollars per share)	$ 0.08	$ 0.05